Long-term debt (Details) - USD ($)	6 Months Ended
	Feb. 28, 2026	Aug. 31, 2025
Long-term debt
Total borrowings	$ 1,658,204	$ 2,030,995
Current portion of long-term debt	432,864	657,110
Long-term debt	1,225,340	1,373,885
Term loans maturing December 2026
Long-term debt
Total borrowings		189,864
Monthly instalments	$ 13,609
Term loans maturing December 2026 | Minimum
Long-term debt
Borrowings interest rate	9.44%
Term loans maturing December 2026 | Maximum
Long-term debt
Borrowings interest rate	13.87%
Equipment Loan Maturing July 2030
Long-term debt
Total borrowings	$ 370,828	397,680
Borrowings interest rate	7.00%
Monthly instalments	$ 8,154
Equipment Loan Maturing June 2030
Long-term debt
Total borrowings	$ 705,347	775,740
Borrowings interest rate	6.75%
Monthly instalments	$ 15,947
Promissory Note Maturing May 2026
Long-term debt
Total borrowings	65,000	200,042
Monthly instalments	25,000
Small Business Administration Maturing In September 2050
Long-term debt
Total borrowings	$ 150,000
Borrowings interest rate	3.75%
Monthly instalments	$ 730
Small Business Administration Interest Free Loan
Long-term debt
Total borrowings	144,693	149,029
Monthly instalments	1,000
Equipment Loan Maturing between September 2025 and January 2028
Long-term debt
Total borrowings	$ 176,248	252,795
Borrowings interest rate	4.53%
Automobile Loans
Long-term debt
Total borrowings	$ 46,088	$ 65,845
Automobile Loans | Minimum
Long-term debt
Borrowings interest rate	0.00%
Automobile Loans | Maximum
Long-term debt
Borrowings interest rate	1.90%